Stockholder's Equity (Details) - USD ($)						1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	May 09, 2019	May 06, 2019	Mar. 13, 2019	Feb. 14, 2019	Feb. 04, 2019	Dec. 31, 2015	Jun. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Capital shares authorized				221,000,000
Common stock authorized								2,500	2,500		2,500
Common stock par value (in dollars per share)								$ 0.00	$ 0.00		$ 0.00
Preferred stock authorized				1,000,000
Preferred stock par value (in dollars per share)				$ 0.0001
Stock split description of founders shares		1:1.10	1:1.25	1:2,775
Common stock issued								100	100		100
Common stock outstanding								100	100	100	100
Landcadia Holdings II, Inc
Class of Stock [Line Items]
Stock issued during period, shares						1,000
Percentage of issued and outstanding shares						100.00%
Common shares issued						$ 1,000	$ 316,250,000		$ (316,250,000)
Capital shares authorized					221,000,000
Preferred stock authorized					1,000,000			1,000,000	1,000,000		1,000,000
Preferred stock par value (in dollars per share)					$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Stock split description of founders shares		1:1.10	1:1.25		1:2,775
Net Tangible Assets								$ 5,000,001	$ 5,000,001
Founders shares
Class of Stock [Line Items]
Common stock par value (in dollars per share)		$ 0.001
Common stock issued		7,906,250
Common stock outstanding		7,906,250
Invested capital		$ 11,000
Founders shares | Fertitta Entertainment Inc [Member]
Class of Stock [Line Items]
Stock issued during period, shares				2,975,000
Common shares issued				$ 10,000
Founders shares | Landcadia Holdings II, Inc
Class of Stock [Line Items]
Stock issued during period, shares				2,975,000
Common shares issued				$ 10,000
Common stock par value (in dollars per share)		$ 0.001
Common stock issued		7,906,250
Common stock outstanding		7,906,250
Invested capital		$ 11,000
Public Offering
Class of Stock [Line Items]
Number of units issued | shares	31,625,000
Public Offering | Landcadia Holdings II, Inc
Class of Stock [Line Items]
Number of units issued | shares	31,625,000							31,625,000	31,625,000
Class A common stock
Class of Stock [Line Items]
Common stock authorized				200,000,000
Common stock par value (in dollars per share)	$ 0.0001			$ 0.0001
Class A common stock | Landcadia Holdings II, Inc
Class of Stock [Line Items]
Common stock authorized					200,000,000			200,000,000	200,000,000
Common stock par value (in dollars per share)	$ 0.0001				$ 0.0001			$ 0.0001	$ 0.0001
Common stock issued								1,507,526	1,443,549
Common stock outstanding								1,507,526	1,443,549
Redeemable shares issued (in shares)								30,117,474	30,181,451
Class A common stock | Founders shares | Landcadia Holdings II, Inc
Class of Stock [Line Items]
Percentage of issued and outstanding shares									20.00%
Class B common stock | Landcadia Holdings II, Inc
Class of Stock [Line Items]
Common stock authorized					20,000,000			20,000,000	20,000,000		20,000,000
Common stock par value (in dollars per share)								$ 0.0001	$ 0.0001		$ 0.0001
Common stock issued								7,906,250	7,906,250		3,815,625
Common stock outstanding								7,906,250	7,906,250		3,815,625
Class B common stock | Founders shares
Class of Stock [Line Items]
Common stock authorized				20,000,000
Common stock par value (in dollars per share)				$ 0.0001
Class B common stock | Founders shares | Landcadia Holdings II, Inc
Class of Stock [Line Items]
Common stock par value (in dollars per share)					$ 0.0001
Redeemable Shares Temporary Equity [Member] | Landcadia Holdings II, Inc
Class of Stock [Line Items]
Redeemable shares issued (in shares)								30,117,474	30,181,451
Redeemable Shares Temporary Equity [Member] | Public Offering | Landcadia Holdings II, Inc
Class of Stock [Line Items]
Redeemable shares issued (in shares)								31,625,000	31,625,000